Promissory Note - Evie (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Promissory Note - Evie
Principal amount	$ 1,003,995	$ 1,003,995
Balance of reverse	1,003,995	1,003,995
Promissory note balance	$ 1,003,995	$ 1,003,995	$ 0